Income Taxes - Company's net deferred taxes (Details) - Mariadb Corporation Ab - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Taxes
Net operating losses	$ 64,013	$ 55,516
Tax credit carryforwards	4,183	8,366
Allowances and reserves	36	62
Deferred revenue	473	673
Depreciation	17	92
Amortization	3,067	3,918
Accrued interest		1,428
Accrued payroll	619	508
Right-of-use assets	9	7
Other	29	3
Unrealized gain (loss)	567
Less: valuation allowance	$ (71,879)	$ (70,573)	$ (64,065)